Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-2
Statement to Securityholders
Determination Date: October 9, 2024

Payment Date	10/15/2024
Collection Period Start	9/1/2024
Collection Period End	9/30/2024
Interest Period Start	9/16/2024
Interest Period End	10/14/2024

Cut-Off Date Net Pool Balance	$1,228,970,492.55
Cut-Off Date Adjusted Pool Balance	$1,128,083,316.56

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Oct-24
Class A-2a Notes	$130,995,887.51	$13,696,675.21	$117,299,212.30	0.538366	Oct-26
Class A-2b Notes	$130,995,887.52	$13,696,675.21	$117,299,212.31	0.538366	Oct-26
Class A-3 Notes	$395,760,000.00	$—	$395,760,000.00	1.000000	Jun-28
Class A-4 Notes	$63,220,000.00	$—	$63,220,000.00	1.000000	Nov-28
Class B Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-28
Class C Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Feb-29
Class D Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-29
Total Notes	$754,781,775.03	$27,393,350.42	$727,388,424.61

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$822,800,034.21	$792,735,043.19	0.645040
YSOC Amount	$65,198,050.89	$62,526,410.29
Adjusted Pool Balance	$757,601,983.32	$730,208,632.90
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Reserve Account Balance	$2,820,208.29	$2,820,208.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	5.66300%	ACT/360	$—
Class A-2a Notes	$130,995,887.51	5.91000%	30/360	$645,154.75
Class A-2b Notes	$130,995,887.52	5.93207%	ACT/360	$625,978.51
Class A-3 Notes	$395,760,000.00	5.82000%	30/360	$1,919,436.00
Class A-4 Notes	$63,220,000.00	5.74000%	30/360	$302,402.33
Class B Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class C Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class D Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Total Notes	$754,781,775.03			$3,627,648.10

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$822,800,034.21	$792,735,043.19
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$757,601,983.32	$730,208,632.90
Number of Receivables Outstanding	42,583	41,929
Weighted Average Contract Rate	5.14%	5.15%
Weighted Average Remaining Term (months)	45.4	44.4

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$3,527,396.27
Principal Collections	$29,827,690.08
Liquidation Proceeds	$131,642.02
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$33,486,728.37
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$33,486,728.37

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$685,666.70	$685,666.70	$—	$—	$32,801,061.67
Interest - Class A-1 Notes	$—	$—	$—	$—	$32,801,061.67
Interest - Class A-2a Notes	$645,154.75	$645,154.75	$—	$—	$32,155,906.92
Interest - Class A-2b Notes	$625,978.51	$625,978.51	$—	$—	$31,529,928.41
Interest - Class A-3 Notes	$1,919,436.00	$1,919,436.00	$—	$—	$29,610,492.41
Interest - Class A-4 Notes	$302,402.33	$302,402.33	$—	$—	$29,308,090.08
First Allocation of Principal	$—	$—	$—	$—	$29,308,090.08
Interest - Class B Notes	$44,892.17	$44,892.17	$—	$—	$29,263,197.91
Second Allocation of Principal	$2,033,142.13	$2,033,142.13	$—	$—	$27,230,055.78
Interest - Class C Notes	$44,892.17	$44,892.17	$—	$—	$27,185,163.61
Third Allocation of Principal	$11,270,000.00	$11,270,000.00	$—	$—	$15,915,163.61
Interest - Class D Notes	$44,892.17	$44,892.17	$—	$—	$15,870,271.44
Fourth Allocation of Principal	$11,270,000.00	$11,270,000.00	$—	$—	$4,600,271.44
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,600,271.44
Regular Principal Distribution Amount	$2,820,208.29	$2,820,208.29	$—	$—	$1,780,063.15
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,780,063.15
Remaining Funds to Certificates	$1,780,063.15	$1,780,063.15	$—	$—	$—
Total	$33,486,728.37	$33,486,728.37	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$65,198,050.89
Increase/(Decrease)	$(2,671,640.60)
Ending YSOC Amount	$62,526,410.29

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$757,601,983.32	$730,208,632.90
Note Balance	$754,781,775.03	$727,388,424.61
Overcollateralization (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Target Overcollateralization Amount	$2,820,208.29	$2,820,208.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$2,820,208.29
Beginning Reserve Account Balance	$2,820,208.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$2,820,208.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	24	$237,300.94
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	68	$131,642.02
Monthly Net Losses (Liquidation Proceeds)			$105,658.92
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.24%
Second Preceding Collection Period			0.01%
Preceding Collection Period			0.21%
Current Collection Period			0.16%
Four-Month Average Net Loss Ratio			0.15%
Cumulative Net Losses for All Periods			$1,563,411.15
Cumulative Net Loss Ratio			0.13%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.16%	54	$1,235,658.10
60-89 Days Delinquent	0.06%	19	$496,864.89
90-119 Days Delinquent	0.02%	7	$187,264.89
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.24%	80	$1,919,787.88

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		4	$102,784.31
Total Repossessed Inventory		9	$265,472.86

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		26	$684,129.78
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.05%
Second Preceding Collection Period			0.08%
Preceding Collection Period			0.08%
Current Collection Period			0.09%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of September 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.34	0.04%	15	0.04%